ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of accrued expenses and other current liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Payables and Accruals [Abstract]
Salary and welfare payable		¥ 127,032		¥ 23,419
Refund liability	[1]	54,567		11,167
Accrued expense		26,163		6,538
Other tax payable		10,700		7,111
Others		6,869		178
Payable to third-parties	[2]	3,422		8,831
Accrued expenses and other current liabilities		¥ 228,753	$ 32,858	¥ 57,244

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.
[2]	Payable to third-parties represents fees received from students and payable to training institutions and individual teachers under the Group’s membership-based platform service.